UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

Claymore Trust

(Exact name of registrant as specified in charter)

2455 Corporate West Drive, Lisle, IL	60532
(Address of principal executive offices)	(Zip code)

Nicholas Dalmaso

2455 Corporate West Drive, Lisle, IL 60532

(Name and address of agent for service)

Registrant’s telephone number, including area code: (630) 505-3700

Date	of fiscal year end: November 30

Date	of reporting period: August 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

Attached hereto.

Claymore Peroni Equity Opportunities Fund

Portfolio of Investments | August 31, 2006 (unaudited)

Number of Shares		Value
	Common Stocks - 90.5%
	Consumer Discretionary - 6.8%
1,800	GameStop Corp. - Class A (a)	$78,624
1,040	J.C. Penney Co., Inc.	65,562
900	Jackson Hewitt Tax Service, Inc.	28,440
1,500	Life Time Fitness, Inc. (a)	67,395
1,910	Marriott International, Inc. - Class A	71,931
940	Starwood Hotels & Resorts Worldwide, Inc.	50,064
1,800	Under Armour, Inc. - Class A (a)	61,992

		424,008

	Consumer Staples - 3.7%
2,200	CVS Corp.	73,810
800	Colgate-Palmolive Co.	47,888
520	Corn Products International, Inc.	17,940
1,975	Wimm-Bill-Dann Foods OJSC (Russia) (a)	91,383

		231,021

	Energy - 16.6%
3,580	Cameco Corp. (Canada)	146,601
650	Core Laboratories N.V. (Netherlands) (a)	47,691
1,120	Diamond Offshore Drilling, Inc.	81,178
550	FMC Technologies, Inc. (a)	32,351
1,350	Frontier Oil Corp.	44,145
1,700	Hess Corp.	77,826
1,200	Holly Corp.	54,984
800	Nexen, Inc. (Canada)	46,704
1,800	Peabody Energy Corp.	79,326
1,400	Penn Virginia Corp.	99,386
835	Suncor Energy, Inc. (Canada)	64,779
1,315	Valero Energy Corp.	75,481
2,325	Veritas DGC, Inc. (a)	138,500
1,400	World Fuel Services Corp.	50,456

		1,039,408

	Financials - 11.6%
605	Affiliated Managers Group, Inc. (a)	55,981
800	Banner Corp.	33,136
715	Bear Stearns Cos., Inc.	93,200
1,200	First Marblehead Corp. (The)	63,000
3,490	Host Hotels & Resorts, Inc.	78,665
500	Intervest Bancshares Corp. (a)	21,010
700	JP Morgan Chase & Co.	31,962
4,725	Loews Corp.	181,818
750	MetLife, Inc.	41,272
1,030	NYSE Group, Inc. (a)	61,079
900	PNC Finanacial Service Group, Inc.	63,711

		724,834

	Health Care - 14.3%
2,000	AMN Healthcare Services, Inc. (a)	48,000
2,195	AstraZeneca PLC-ADR (United Kingdom)	142,982
935	Bard (C.R.) Inc.	70,293
1,550	Covance, Inc. (a)	97,449
2,050	DJO, Inc. (a)	79,069
1,315	GlaxoSmithKline PLC-ADR (United Kingdom)	74,666
800	Humana, Inc. (a)	48,744
450	Laboratory Corp. of America Holdings (a)	30,789
1,980	Manor Care, Inc.	103,356
2,450	Merck & Co., Inc.	99,347
1,595	Sierra Health Services, Inc. (a)	68,426
800	West Pharmaceutical Services, Inc.	31,928

		895,049

	Industrials - 13.7%
1,475	Acuity Brands, Inc.	63,027
550	Ameron International Corp.	38,577
1,500	Corrections Corp. of America (a)	94,260
1,045	Danaher Corp.	69,273
1,150	Emerson Electric Co.	94,472
1,400	General Electric Co.	47,684
1,815	Jacobs Engineering Group, Inc. (a)	158,068
500	L-3 Communications Holding, Inc.	37,695
770	Lockheed Martin Corp.	63,602
800	Mueller Industires, Inc.	30,656
1,305	Stericycle, Inc. (a)	87,030
1,015	3M Co.	72,776

		857,120

	Information Technology - 8.8%
1,270	Alliance Data Systems Corp. (a)	64,186
550	Anixter International, Inc. (a)	29,970
1,300	Cognizant Technology Solutions Corp. (a)	90,883
1,555	FactSet Research Systems, Inc.	68,575
3,100	Freescale Semiconductor, Inc. (a)	95,170
900	Hewlett-Packard Co.	32,904
2,500	Nice Systems Ltd. - ADR (Israel) (a)	62,400
21,900	Sun Microsystems, Inc. (a)	109,281

		553,369

	Materials - 12.0%
1,200	Albemarle Corp.	65,880
2,070	Bayer AG-ADR (Germany)	102,672
1,565	BHP Billiton Ltd.-ADR (Australia)	65,887
655	Carpenter Technologoy Corp.	62,775
3,280	Cemex S.A. de C.V. - ADR (Mexico)	94,759
1,730	FMC Corp.	105,738
3,010	Monsanto Co.	142,794
1,255	Phelps Dodge Corp.	112,322

		752,827

	Telecommunication Services - 1.5%
1,750	America Movil Corp. - ADR, Ser L (Mexico)	65,292
900	America Tower Corp. - Class A (a)	32,274

		97,566

	Utilities - 1.5%
1,100	Edison International	48,004
1,100	Wisconsin Energy Corp.	47,300

		95,304

	Total Long-Term Investments - 90.5% (Cost $5,461,965)	5,670,506

	Short-Term Investments - 6.8%
	U.S. Government Agency Obligations - 6.8%
	Federal Home Loan Bank Discount Note ($430,000 par, yielding 4.86%, 9/01/06 maturity) (Cost $429,942)	430,000

	Total Investments - 97.3% (Cost $5,891,907)	6,100,506
	Other Assets less Liabilities - 2.7%	167,553

	Net Assets - 100.0%	$6,268,059

ADR - American Depositary Receipt

(a)	Non-income producing security.

Country Allocation*
United States	82.3%
Canada	4.6%
United Kingdom	3.8%
Mexico	2.8%
Germany	1.8%
Russia	1.6%
Australia	1.2%
Israel	1.1%
Netherlands	0.8%

*	Subject to change daily. Based on long-term investments.

See previously submitted notes to financial statements for the period ended May 31, 2006.

Claymore/Fiduciary Strategic Equity Fund

Portfolio of Investments | August 31, 2006 (unaudited)

Number of Shares				Value
	Common Stocks - 98.5%
	Consumer Discretionary - 11.8%
200	Best Buy Co., Inc.			$9,400
200	Federated Department Stores, Inc.			7,596
200	Harrah’s Entertainment, Inc.			12,472
300	Lennar Corp. - Class A			13,452
600	Lowe’s Cos., Inc.			16,236
500	MGM MIRAGE (a)			17,840
200	Nordstrom, Inc.			7,470

				84,466

	Consumer Staples - 6.2%
600	CVS Corp.			20,130
400	Proctor & Gamble Co.			24,760

				44,890

	Energy - 6.0%
300	B.J. Services Co.			10,293
200	Chevron Corp.			12,880
600	Halliburton Co.			19,572

				42,745

	Financials - 17.2%
300	Bank of America Corp.			15,441
100	Bear Stearns Cos., Inc. (The)			13,035
200	Goldman Sachs Group, Inc.			29,730
200	Legg Mason, Inc.			18,252
400	Lehman Brothers Holdings, Inc.			25,524
400	Wachovia Corp.			21,852

				123,834

	Health Care - 13.9%
200	Amgen, Inc. (a)			13,586
300	Coventry Health Care, Inc. (a)			16,272
200	Genentech, Inc. (a)			16,504
500	Pfizer, Inc.			13,780
300	Quest Diagnostics, Inc.			19,284
400	UnitedHealth Group, Inc.			20,780

				100,206

	Industrials - 19.2%
300	Burlington Northern Santa Fe Corp.			20,085
300	Caterpillar, Inc.			19,905
200	Deere & Co.			15,620
200	FedEx Corp.			20,206
400	General Electric Co.			13,624
600	Honeywell International, Inc.			23,232
400	United Technologies Corp.			25,084

				137,756

	Information Technology - 21.2%
400	Apple Computer, Inc. (a)			27,140
900	BEA Systems, Inc. (a)			12,357
600	Broadcom Corp. - Class A (a)			17,664
500	Corning, Inc. (a)			11,120
500	Microsoft Corp.			12,845
1,100	Motorola, Inc.			25,718
600	Qualcomm, Inc.			22,602
700	Texas Instruments, Inc.			22,813

				152,259

	Telecommunication Services - 3.0%
400	Alltel Corp.			21,684

	Total Common Stocks - 98.5% (Cost $687,145)			707,840

Contracts (100 shares per contract)	Call Options Purchased (a) - 1.9%	Expiration Date	Exercise Price	Market Value
7	Standard & Poors Midcap 400 Depositary Receipts
	(Cost $16,814)	January 2007	120.00	13,860

	Total Investments - 100.4% (Cost $703,959)			721,700
	Other Assets less Liabilities - 2.2%			15,833
	Total Options Written - (2.6%)			(18,890)

	Net Assets - 100.0%			$718,643

(a)	Non-income producing security.

See previously submitted notes to financial statements for the period ended May 31, 2006.

Contracts (100 shares per contract)	Call Options Written (a)	Expiration Date	Exercise Price	Value
2	Amgen, Inc.	October 2006	72.50	130
3	Apple Computer, Inc.	September 2006	70.00	315
3	B.J. Services Co.	January 2007	37.50	637
3	Bank of America Corp.	January 2007	55.00	188
9	BEA Systems, Inc.	January 2007	15.00	720
1	Bear Stearns Cos., Inc. (The)	January 2007	150.00	240
2	Best Buy Co., Inc.	October 2006	50.00	270
3	Broadcom Corp.	February 2007	35.00	637
2	Burlington Northern Santa Fe Corp.	January 2007	75.00	435
6	CVS Corp.	January 2007	35.00	900
1	Caterpillar, Inc.	January 2007	80.00	80
2	Chevron Corp.	December 2006	70.00	210
5	Corning, Inc.	February 2007	25.00	775
3	Coventry Health Care, Inc.	October 2006	55.00	622
2	Deere & Co.	October 2006	80.00	440
2	Federated Department Stores, Inc.	January 2007	40.00	445
2	Genentech, Inc.	September 2006	85.00	95
1	General Electric Co.	September 2006	35.00	8
2	General Electric Co.	September 2006	37.50	10
2	Goldman Sachs Group, Inc.	October 2006	160.00	315
6	Halliburton Co.	October 2006	35.00	405
1	Harrah’s Entertainment, Inc.	November 2006	65.00	223
1	Harrah’s Entertainment, Inc.	November 2006	70.00	85
5	Honeywell International, Inc.	January 2007	45.00	188
2	Legg Mason, Inc.	January 2007	100.00	820
1	Lennar Corp.	November 2006	50.00	115
1	Lennar Corp.	January 2007	50.00	210
4	Lowe’s Cos., Inc.	January 2007	30.00	320
2	Lowe’s Cos., Inc.	April 2007	32.50	135
1	MGM MIRAGE	September 2006	40.00	5
3	MGM MIRAGE	December 2006	40.00	345
1	MGM MIRAGE	January 2007	45.00	55
3	Microsoft Corp.	January 2007	27.50	180
1	Motorola, Inc.	October 2006	25.00	60
10	Motorola, Inc.	January 2007	25.00	1,250
2	Nordstrom, Inc.	October 2006	40.00	135
5	Pfizer, Inc.	January 2007	30.00	237
4	Proctor & Gamble Co.	April 2007	65.00	860
4	Qualcomm, Inc.	January 2007	40.00	1,060
3	Quest Diagnostics, Inc.	November 2006	65.00	697
7	Standard & Poors Midcap 400 Depositary Receipts	September 2006	142.00	123
4	Texas Instruments, Inc.	October 2006	32.50	620
3	Texas Instruments, Inc.	January 2007	35.00	465
4	United Technologies Corp.	January 2007	65.00	1,010
1	UnitedHealth Group, Inc.	January 2007	52.50	385
3	UnitedHealth Group, Inc.	March 2007	55.00	1,020
1	Wachovia Corp.	October 2006	57.50	50
2	Wachovia Corp.	January 2007	57.50	290
1	Wachovia Corp.	January 2007	60.00	70

	Total Call Options Written (Premiums received $25,289)			$18,890

(a)	Non-income producing security.

See previously submitted notes to financial statements for the period ended May 31, 2006.

Claymore/Fiduciary Large Cap Core Fund

Portfolio of Investments

August 31, 2006 (unaudited)

Number of Shares		Value
	Common Stocks - 90.8%
	Consumer Discretionary - 9.1%
15	Best Buy Co., Inc.	$705
20	Comcast Corp. - Class A (a)	700
70	Federated Department Stores, Inc.	2,658
40	Harrah’s Entertainment, Inc.	2,494
45	Lennar Corp. - Class A	2,018
150	Lowe’s Cos., Inc.	4,059
120	MGM MIRAGE (a)	4,281
15	Nordstrom, Inc.	560

		17,475

	Consumer Staples - 4.6%
190	CVS Corp.	6,374
41	Proctor & Gamble Co.	2,538

		8,912

	Energy - 5.7%
35	Baker Hughes, Inc.	2,491
55	B.J. Services Co.	1,887
70	Exxon Mobil Corp.	4,737
30	Valero Energy Corp.	1,722

		10,837

	Financials - 18.1%
110	Bank of America Corp.	5,662
30	Bear Stearns Cos., Inc. (The)	3,910
50	Goldman Sachs Group, Inc.	7,433
30	Legg Mason, Inc.	2,738
150	Lehman Brothers Holdings, Inc.	9,572
100	Wachovia Corp.	5,463

		34,778

	Health Care - 13.5%
45	Amgen, Inc. (a)	3,057
97	Coventry Health Care, Inc. (a)	5,261
65	Genentech, Inc. (a)	5,364
150	Pfizer, Inc.	4,134
60	Quest Diagnostics, Inc.	3,857
82	UnitedHealth Group, Inc.	4,260

		25,933

	Industrial - 19.2%
100	Burlington Northern Santa Fe Corp.	6,695
120	Caterpillar, Inc.	7,962
50	FedEx Corp.	5,052
125	General Electric Co.	4,258
145	Honeywell International, Inc.	5,614
115	United Technologies Corp.	7,212

		36,793

	Technology - 18.2%
75	Apple Computer, Inc. (a)	5,089
245	BEA Systems, Inc. (a)	3,364
118	Broadcom Corp. - Class A (a)	3,474
125	Corning, Inc. (a)	2,780
125	Microsoft Corp.	3,211
270	Motorola, Inc.	6,313
125	Qualcomm, Inc.	4,709
187	Texas Instruments, Inc.	6,094

		35,034

	Telecommunications - 2.4%
83	Alltel Corp.	4,499

	Total Common Stocks - 90.8% (Cost $170,786)	174,261

	Investment Companies - 6.7%
90	iShares Russell 1000 Index Fund	6,378
50	SPDR Trust Series 1	6,535

	(Cost $12,532)	12,913

	Total Investments - 97.5% (Cost $183,318)	187,174
	Other Assets in excess of Liabilities - 2.5%	4,856

	Net Assets - 100.0%	$192,030

(a)	Non-income producing security.

Country Allocation*
United States	100.0%

*	Subject to change daily and percentages are based on total investments.

See previously submitted notes to financial statements for the period ended May 31, 2006.

Claymore Core Equity Fund

Portfolio of Investments

August 31, 2006 (unaudited)

Number of Shares		Value
	Common Stocks - 100.7%
	Consumer Discretionary - 11.7%
50	Abercrombie & Fitch Co. - Class A	$3,227
35	Brinker International, Inc.	1,346
25	Cheesecake Factory (The) (a)	622
80	Coach, Inc. (a)	2,415
30	Genuine Parts Co.	1,240
54	Home Depot, Inc.	1,852
25	Jos. A. Bank Clothiers, Inc. (a)	598
45	McDonald’s Corp.	1,616
30	Nike, Inc. - Class B	2,423
20	Panera Bread Co. - Class A (a)	1,038
30	Rare Hospitality International, Inc. (a)	859
72	Walt Disney Co. (The)	2,135
25	Toll Brothers, Inc. (a)	661
20	Toyota Motor Corp. - ADR (Japan)	2,167

		22,199

	Consumer Staples - 8.6%
18	Alberto-Culver, Co.	886
35	Altria Group, Inc.	2,924
30	Campbell Soup Co.	1,127
39	Costco Wholesale Corp.	1,825
60	CVS Corp.	2,013
40	Pepsico, Inc.	2,611
55	Walgreen Co.	2,720
50	Wal-Mart Stores, Inc.	2,236

		16,342

	Energy - 8.5%
20	Apache Corp.	1,306
55	Baker Hughes, Inc.	3,915
15	B.J. Services Co.	515
20	Cimarex Energy Co.	766
25	ConocoPhillips	1,586
54	Exxon Mobil Corp.	3,654
25	Helix Energy Solutions Group (a)	961
24	Occidental Petroleum Corp.	1,224
38	Valero Energy Corp.	2,181

		16,108

	Financials - 21.9%
40	Aflac, Inc.	1,803
20	Alabama National Bancorp.	1,356
25	American Express Co.	1,314
52	Bank of America Corp.	2,676
35	Capital One Financial Corp.	2,558
55	CIT Group, Inc.	2,478
53	Citigroup, Inc.	2,616
42	Edwards (A.G.), Inc.	2,218
38	First Republic Bank	1,620
24	Franklin Resources, Inc.	2,362
20	Golden West Financial Corp.	1,510
10	Goldman Sachs Group, Inc.	1,487
20	Hartford Financial Services Group	1,717
35	Marshall & Ilsley Corp.	1,632
35	Metlife, Inc.	1,926
20	Northern Trust Corp.	1,120
75	Synovus Financial Corp.	2,181
44	T. Rowe Price Group, Inc.	1,939
48	Wachovia Corp.	2,622
96	Wells Fargo & Co.	3,336
24	Zenith National Insurance Corp.	907

		41,378

	Health Care - 13.3%
63	Aetna, Inc.	2,348
25	Amgen, Inc. (a)	1,698
55	AstraZeneca PLC - ADR (United Kingdom)	3,583
49	Biomet, Inc.	1,603
40	Biosite, Inc. (a)	1,760
20	Community Health Systems, Inc. (a)	775
20	Covance, Inc. (a)	1,257
45	Gilead Sciences, Inc. (a)	2,853
40	Johnson & Johnson	2,586
45	St. Jude Medical, Inc. (a)	1,638
45	UnitedHealth Group, Inc.	2,338
34	Wellpoint, Inc. (a)	2,632

		25,071

	Industrials - 11.1%
15	3M Co.	1,076
29	Caterpillar, Inc.	1,924
35	Danaher Corp.	2,320
30	General Dynamics Corp.	2,027
15	L-3 Communications Holdings, Inc.	1,131
55	Norfolk Southern Corp.	2,350
65	Old Dominion Freight Line (a)	2,075
44	Oshkosh Truck Corp.	2,275
42	Paccar, Inc.	2,296
15	Rockwell Collins, Inc.	786
40	Skywest, Inc.	967
25	United Parcel Service - Class B	1,751

		20,978

	Information Technology - 16.3%
26	Amphenol Corp. - Class A	1,494
75	Blue Coat Systems, Inc. (a)	1,276
148	Cisco Systems, Inc. (a)	3,254
24	Cognizant Technology Solutions - Class A (a)	1,678
25	Computer Sciences Corp. (a)	1,185
75	Dell, Inc. (a)	1,691
35	Digital River, Inc. (a)	1,699
55	eBay, Inc. (a)	1,532
185	EMC Corp. Mass (a)	2,155
95	Intel Corp.	1,856
85	Microsoft Corp.	2,184
100	Motorola, Inc.	2,338
45	National Instruments Corp.	1,249
140	Oracle Corp. (a)	2,191
90	Paychex, Inc.	3,232
65	Yahoo!, Inc. (a)	1,873

		30,887

	Materials - 3.0%
30	Air Products & Chemicals, Inc.	1,989
40	Dow Chemical Co.	1,525
20	Rohm & Haas Co.	882
50	Valspar Corp.	1,330

		5,726

	Telecommunication Services - 3.0%
40	Alltel Corp.	2,168
85	Verizon Communications, Inc.	2,990
41	Windstream Corp.	541

		5,699

	Utilities - 3.3%
18	Exelon Corp.	1,098
52	MDU Resources Group, Inc.	1,274
59	PPL Corp.	2,063
50	Southern Co.	1,714

		6,149

	Total Investments - 100.7% (Cost $183,598)	190,537
	Liabilities in excess of Other Assets - (0.7%)	(1,378)

	Net Assets - 100.0%	$189,159

ADR - American Depositary Receipt.

(a)	Non-income producing security.

Country Allocation*
United States	97.0%
United Kingdom	1.9%
Japan	1.1%

*	Subject to change daily and percentages are based on total investments.

See previously submitted notes to financial statements for the period ended May 31, 2006.

Claymore/Zacks Multi-Cap Opportunities Fund

Portfolio of Investments

August 31, 2006 (unaudited)

Number of Shares		Value
	Common Stocks - 93.7%
	Consumer Discretionary - 12.9%
302	Children’s Place Retail Stores, Inc. (The) (a)	$17,507
233	J.C. Penney Co., Inc.	14,688
244	Laureate Education, Inc. (a)	11,717
456	Marriott International, Inc. - Class A	17,173
502	McDonald’s Corp.	18,022
368	Men’s Wearhouse, Inc. (The)	13,046
173	Nike, Inc. - Class B	13,971
295	NutriSystem, Inc. (a)	14,656
337	Priceline.com, Inc. (a)	11,252
85	Sears Holdings Corp. (a)	12,249
305	Thor Industries, Inc.	12,865

		157,146

	Consumer Staples - 13.0%
391	Archer-Daniels-Midland Co.	16,097
280	Colgate-Palmolive Co.	16,761
444	CVS Corp.	14,896
663	Hain Celestial Group, Inc. (a)	15,614
237	Hershey Co. (The)	12,789
729	Kroger Co.	17,357
336	Pepsico, Inc.	21,934
167	Procter & Gamble Co.	10,337
415	Ralcorp Holdings, Inc. (a)	20,530
419	Safeway, Inc.	12,960

		159,275

	Energy - 5.5%
254	BP PLC - ADR (United Kingdom)	17,285
321	ConocoPhillips	20,361
100	FMC Technologies, Inc. (a)	5,882
268	Helix Energy Solutions Group (a)	10,307
301	Peabody Energy Corp.	13,265

		67,100

	Financials - 11.7%
331	Bank of America Corp.	17,037
450	E*Trade Financial Corp. (a)	10,616
195	Franklin Resources, Inc.	19,190
62	Goldman Sachs Group, Inc.	9,216
202	Hartford Financial Services Group	17,344
309	Metlife, Inc.	17,004
276	PNC Financial Services Group	19,538
358	Regions Financial Corp.	12,884
583	W.R. Berkley Corp.	20,405

		143,234

	Health Care - 15.6%
334	Abbott Laboratories	16,266
298	AstraZeneca PLC - ADR (United Kingdom)	19,412
236	Becton Dickinson & Co.	16,449
505	Dentsply International, Inc.	16,453
320	Edwards Lifesciences Corp. (a)	14,941
179	Fisher Scientific International, Inc. (a)	14,003
159	Genentech, Inc. (a)	13,121
280	Johnson & Johnson	18,105
232	Manor Care, Inc.	12,110
679	Mylan Laboratories, Inc.	13,797
572	Schering-Plough Corp.	11,983
560	Sciele Pharma, Inc. (a)	9,800
192	Wellpoint, Inc. (a)	14,863

		191,303

	Industrials - 11.0%
169	Armor Holdings, Inc. (a)	8,935
151	Burlington Northern Santa Fe Corp.	10,109
188	Emerson Electric Co.	15,444
140	FedEx Corp.	14,144
429	Gardner Denver, Inc. (a)	15,431
278	General Cable Corp. (a)	10,711
305	Manpower, Inc.	18,029
295	Raytheon Co.	13,927
177	Terex Corp. (a)	7,776
127	Triumph Group, Inc.	5,583
349	Watson Wyatt Worldwide, Inc. - Class A	13,841

		133,930

	Information Technology - 15.5%
365	Acxiom Corp.	8,866
752	Altera Corp. (a)	15,213
380	Amdocs Ltd (a) (Guernsey)	14,421
320	Automatic Data Processing Corp.	15,104
719	Cisco Systems, Inc. (a)	15,811
431	Comverse Technology, Inc. (a)	9,008
54	Freescale Semiconductor - Class B (a)	1,669
413	Harris Corp.	18,139
225	Hewlett-Packard Co.	8,226
178	International Business Machines Corp.	14,413
469	MEMC Electronic Materials, Inc. (a)	18,141
493	Microsoft Corp.	12,665
336	Molex, Inc. - Class A	10,571
396	Network Appliance, Inc. (a)	13,559
840	Oracle Corp. (a)	13,146

		188,952

	Materials - 2.6%
168	Albemarle Corp.	9,223
663	Packaging Corp. of America	15,342
258	Pactiv Corp. (a)	6,896

		31,461

	Telecommunication Services - 2.4%
953	AT&T, Inc.	29,667

	Utilities - 3.5%
236	California Water Service Group	8,987
288	TXU Corp.	19,069
298	WPS Resources Corp.	15,311

		43,367

	Total Common Stocks - 93.7% (Cost $1,117,481)	1,145,435

	Investment Companies - 2.6%
220	iShares Comex Gold Trust (a)	13,710
514	Utilities Select Sector SPDR	17,872

	(Cost $29,988)	31,582

	Total Investments - 96.3% (Cost $1,147,469)	1,177,017
	Other Assets in excess of Liabilities - 3.7%	45,885

	Net Assets - 100.0%	$1,222,902

ADR - American Depositary Receipt

(a)	Non-income producing security.

Country Allocation*
United States	95.7%
United Kingdom	3.1%
Guernsey	1.2%

*	Subject to change daily and percentages are based on total investments.

See previously submitted notes to financial statements for the period ended May 31, 2006.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There was no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that may have materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Claymore Trust

By:	/s/ Nicholas Dalmaso
Nicholas Dalmaso
Chief Legal and Executive Officer

Date:	October 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Nicholas Dalmaso
Nicholas Dalmaso
Chief Legal and Executive Officer

Date:	October 25, 2006

By:	/s/ Steven M. Hill
Steven M. Hill
Treasurer and Chief Financial Officer

Date:	October 25, 2006